As filed with the Securities and Exchange Commission on June 20, 2024

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 2,748	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2,748	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 28, 2024, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒ The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,748 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 28, 2024, the effectiveness of the registration statement for the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx  $ Investment Grade Corporate Bond ETF (the “Funds”), filed in Post-Effective Amendment No. 2,725 on April 18, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
2,745	June 17, 2024	June 21, 2024

This Post-Effective Amendment No. 2,748 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 2,725.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,748 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 20th day of June, 2024.

iSHARES TRUST

By:
Jessica Tan*
President

Date: June 20, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,748 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen*
Trustee

Date: June 20, 2024

John E. Martinez*
Trustee

Date: June 20, 2024

Cecilia H. Herbert*
Trustee

Date: June 20, 2024

John E. Kerrigan*
Trustee

Date: June 20, 2024

Robert S. Kapito*
Trustee

Date: June 20, 2024

Madhav V. Rajan*
Trustee

Date: June 20, 2024

Jane D. Carlin*
Trustee

Date: June 20, 2024

Drew E. Lawton*
Trustee

Date: June 20, 2024

Richard L. Fagnani*
Trustee

Date: June 20, 2024

James Lam**
Trustee

Date: June 20, 2024

Laura F. Fergerson**
Trustee

Date: June 20, 2024

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: June 20, 2024

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: June 20, 2024

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.